Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	(11.92%)	(6.13%)	(31.91%)
Effect of tax rates in different tax jurisdiction	(4.79%)	(23.20%)	(37.48%)
Effect of preferential tax rate	0.92%	0.84%	4.22%
Research and development super deduction	7.40%	2.28%	11.45%
HK tax-free interest income	3.51%	0.10%	2.77%
Effect of equity transaction			(7.92%)
Others	1.14%	0.14%	(3.00%)
Changes in valuation allowance	(26.79%)	(3.59%)	0.99%
Effective income tax rate	(5.53%)	(4.56%)	(35.88%)